TANGIBLE ASSETS - Operating Lease (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,973,952	$ 8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,387,450	12,789,025	9,668,799	$ 9,355,172
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,408,512)	(3,833,765)	(3,074,412)	(2,693,773)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,986)	(4,849)	(5,904)	(7,393)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,911	8,196	4,210
Property, plant and equipment subject to operating leases [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,105	13,271	7,784	7,682
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,110)	(5,042)	(3,571)	$ (3,606)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(84)	(33)	$ (3)
Property, plant and equipment subject to operating leases [member] | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,137	5,437
Property, plant and equipment subject to operating leases [member] | Computer Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,034	8,758
Property, plant and equipment subject to operating leases [member] | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,897)	(3,321)
Property, plant and equipment subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,358	1,696
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,776	3,061
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,418)	(1,365)
Property, plant and equipment subject to operating leases [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,416	1,063
Property, plant and equipment subject to operating leases [member] | Machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,295	1,452
Property, plant and equipment subject to operating leases [member] | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(795)	(356)
Property, plant and equipment subject to operating leases [member] | Machinery | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (84)	$ (33)